Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT3-0923
1.9867768.107
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 7.5%
Ampol Ltd.	64,976	1,433,718
ANZ Group Holdings Ltd.	818,916	14,207,520
APA Group unit	321,733	2,161,081
Aristocrat Leisure Ltd.	160,925	4,251,310
ASX Ltd.	52,789	2,202,319
Aurizon Holdings Ltd.	501,894	1,284,436
BHP Group Ltd.	1,381,267	42,687,942
BlueScope Steel Ltd.	125,663	1,843,467
Brambles Ltd.	378,929	3,581,189
Cochlear Ltd.	17,936	2,881,548
Coles Group Ltd.	364,930	4,458,796
Commonwealth Bank of Australia	460,371	32,688,830
Computershare Ltd.	156,384	2,634,482
DEXUS Property Group unit	293,273	1,619,270
EBOS Group Ltd.	41,789	1,000,571
Endeavour Group Ltd.	390,681	1,595,516
Flutter Entertainment PLC (Ireland) (a)	48,103	9,567,665
Fortescue Metals Group Ltd.	461,737	6,724,025
Glencore PLC	2,910,297	17,698,786
Goodman Group unit	461,470	6,366,771
IDP Education Ltd.	68,305	1,141,506
IGO Ltd.	185,832	1,722,562
Insurance Australia Group Ltd.	667,987	2,660,713
Lendlease Group unit	187,958	1,089,549
Macquarie Group Ltd.	100,110	11,768,353
Medibank Private Ltd.	750,917	1,770,412
Mineral Resources Ltd.	47,340	2,271,351
Mirvac Group unit	1,075,893	1,691,065
National Australia Bank Ltd.	855,807	16,393,882
Newcrest Mining Ltd.	243,823	4,373,444
Northern Star Resources Ltd.	313,549	2,424,131
Orica Ltd.	123,829	1,310,021
Origin Energy Ltd.	469,727	2,672,417
Pilbara Minerals Ltd.	735,705	2,391,798
Qantas Airways Ltd. (a)	242,734	1,064,680
QBE Insurance Group Ltd.	405,831	4,298,850
Ramsay Health Care Ltd.	49,986	1,977,938
REA Group Ltd.	14,409	1,524,658
Reece Ltd.	61,646	811,589
Rio Tinto Ltd.	101,217	7,959,292
Rio Tinto PLC	306,952	20,288,852
Santos Ltd.	900,204	4,843,991
Scentre Group unit	1,415,227	2,671,208
SEEK Ltd.	91,881	1,536,740
Sonic Healthcare Ltd.	121,644	2,872,046
South32 Ltd.	1,243,725	3,274,972
Stockland Corp. Ltd. unit	650,900	1,845,024
Suncorp Group Ltd.	345,328	3,300,746
Telstra Group Ltd.	1,102,657	3,155,189
The GPT Group unit	522,295	1,522,583
The Lottery Corp. Ltd.	606,880	2,107,506
Transurban Group unit	839,950	8,090,548
Treasury Wine Estates Ltd.	196,826	1,487,340
Vicinity Centres unit	1,055,052	1,399,640
Washington H. Soul Pattinson & Co. Ltd.	63,974	1,415,906
Wesfarmers Ltd.	309,343	10,316,560
Westpac Banking Corp.	956,806	14,357,618
WiseTech Global Ltd.	45,242	2,607,077
Woodside Energy Group Ltd.	517,721	13,344,356
Woolworths Group Ltd.	332,297	8,620,134
TOTAL AUSTRALIA		341,265,489
Austria - 0.2%
Erste Group Bank AG	93,747	3,543,713
Mondi PLC	132,393	2,320,074
OMV AG	40,154	1,810,122
Verbund AG	18,567	1,538,226
Voestalpine AG	31,639	1,047,091
TOTAL AUSTRIA		10,259,226
Belgium - 0.8%
Ageas	43,968	1,862,649
Anheuser-Busch InBev SA NV	236,836	13,548,360
D'ieteren Group	5,930	1,034,730
Elia Group SA/NV	8,019	986,610
Groupe Bruxelles Lambert SA	27,114	2,192,363
KBC Group NV	68,247	5,136,597
Sofina SA	4,203	999,103
Solvay SA Class A	20,207	2,423,940
UCB SA	34,471	3,051,778
Umicore SA	57,107	1,691,232
Warehouses de Pauw	44,492	1,314,941
TOTAL BELGIUM		34,242,303
Brazil - 0.0%
Yara International ASA	45,145	1,845,880
Burkina Faso - 0.0%
Endeavour Mining PLC	50,617	1,221,235
Chile - 0.1%
Antofagasta PLC	107,522	2,314,755
China - 0.5%
BOC Hong Kong (Holdings) Ltd.	1,009,000	3,066,240
Budweiser Brewing Co. APAC Ltd. (b)	469,500	1,137,795
ESR Group Ltd. (b)	540,200	942,020
Prosus NV	218,549	17,308,422
SITC International Holdings Co. Ltd.	366,000	797,805
Wilmar International Ltd.	523,800	1,520,487
TOTAL CHINA		24,772,769
Denmark - 2.9%
A.P. Moller - Maersk A/S:
Series A	845	1,699,376
Series B	1,370	2,814,264
Carlsberg A/S Series B	26,850	4,027,064
Chr. Hansen Holding A/S	28,760	2,172,680
Coloplast A/S Series B	32,392	4,026,178
Danske Bank A/S	188,065	4,463,401
Demant A/S (a)	25,125	1,002,049
DSV A/S	50,756	10,162,583
Genmab A/S (a)	17,992	7,416,299
Novo Nordisk A/S Series B	451,377	72,785,553
Novozymes A/S Series B	55,768	2,797,698
ORSTED A/S (b)	51,582	4,499,554
Pandora A/S	24,737	2,476,109
Rockwool International A/S Series B	2,492	670,855
Tryg A/S	98,173	1,939,588
Vestas Wind Systems A/S (a)	275,353	7,364,722
TOTAL DENMARK		130,317,973
Finland - 1.0%
Elisa Corp. (A Shares)	38,781	2,022,828
Fortum Corp.	122,331	1,655,731
Kesko Oyj	74,475	1,489,902
Kone OYJ (B Shares)	92,674	4,752,386
Metso Corp.	180,820	2,052,730
Neste OYJ	115,356	4,243,863
Nokia Corp.	1,458,948	5,735,035
Nordea Bank ABP	884,614	10,007,204
Orion Oyj (B Shares)	29,203	1,121,878
Sampo Oyj (A Shares)	125,392	5,527,148
Stora Enso Oyj (R Shares)	158,630	1,945,585
UPM-Kymmene Corp.	145,531	4,816,341
Wartsila Corp.	129,064	1,621,275
TOTAL FINLAND		46,991,906
France - 10.1%
Accor SA	50,201	1,892,671
Adevinta ASA Class B (a)	79,460	587,617
Aeroports de Paris SA	8,095	1,117,897
Air Liquide SA	142,767	25,668,643
Airbus Group NV	161,634	23,808,692
Alstom SA	88,174	2,699,909
Alstom SA rights (a)(c)(d)	85,134	23,401
Amundi SA (b)	16,675	1,023,046
Arkema SA	15,346	1,652,872
AXA SA	500,217	15,376,091
bioMerieux SA	11,296	1,211,691
BNP Paribas SA	302,903	19,975,797
Bollore SA	241,399	1,526,155
Bouygues SA	56,136	2,010,878
Bureau Veritas SA	80,165	2,201,773
Capgemini SA	44,964	8,148,312
Carrefour SA	161,887	3,236,305
Compagnie de St.-Gobain	133,603	9,031,197
Compagnie Generale des Etablissements Michelin SCA Series B	184,976	6,057,420
Covivio	12,922	624,288
Credit Agricole SA	330,017	4,097,284
Danone SA	175,063	10,690,527
Dassault Aviation SA	6,796	1,320,338
Dassault Systemes SA	182,041	7,782,991
Edenred SA	68,054	4,420,683
Eiffage SA	20,034	2,084,231
Engie SA	498,006	8,169,951
EssilorLuxottica SA	79,337	15,958,045
Eurazeo SA	11,882	725,066
Gecina SA	12,535	1,355,483
Getlink SE	97,477	1,714,280
Hermes International SCA	8,636	19,147,236
Ipsen SA	10,283	1,295,686
Kering SA	20,298	11,654,404
Klepierre SA	58,659	1,557,568
L'Oreal SA	65,667	30,555,407
La Francaise des Jeux SAEM (b)	28,642	1,093,398
Legrand SA	72,750	7,288,564
LVMH Moet Hennessy Louis Vuitton SE	75,290	69,926,938
Orange SA	507,706	5,739,027
Pernod Ricard SA	56,267	12,410,233
Publicis Groupe SA	62,407	5,031,591
Remy Cointreau SA	6,232	1,069,953
Renault SA	52,410	2,299,517
Safran SA	93,197	15,471,923
Sartorius Stedim Biotech	7,541	2,358,883
SEB SA	6,790	760,745
Societe Generale Series A	198,333	5,394,008
Sodexo SA	24,123	2,475,679
Teleperformance	16,120	2,335,129
Thales SA	28,658	4,283,713
TotalEnergies SE	645,056	39,191,360
Unibail-Rodamco-Westfield NV (a)	32,159	1,823,101
Valeo SA	56,435	1,275,133
Veolia Environnement SA	185,095	6,026,498
VINCI SA	144,903	17,012,280
Vivendi SA	195,460	1,745,485
Wendel SA	7,265	717,311
Worldline SA (a)(b)	65,226	2,583,927
TOTAL FRANCE		458,718,231
Germany - 7.7%
adidas AG	44,172	8,917,664
Allianz SE	109,969	26,282,519
BASF AG	243,723	13,066,238
Bayer AG	267,871	15,666,019
Bayerische Motoren Werke AG (BMW)	90,307	11,007,572
Bechtle AG	22,332	982,898
Beiersdorf AG	27,484	3,559,758
Brenntag SE	42,127	3,264,538
Carl Zeiss Meditec AG	10,975	1,271,260
Commerzbank AG	290,252	3,470,561
Continental AG	29,994	2,394,892
Covestro AG (a)(b)	52,679	2,828,261
Daimler Truck Holding AG	134,632	5,055,152
Deutsche Bank AG	528,488	5,857,211
Deutsche Borse AG	51,807	9,926,300
Deutsche Lufthansa AG (a)	162,981	1,644,676
Deutsche Telekom AG	883,762	19,267,101
DHL Group	274,424	14,096,788
E.ON SE	612,162	7,743,695
Evonik Industries AG	57,180	1,182,574
Fresenius Medical Care AG & Co. KGaA	56,000	2,908,332
Fresenius SE & Co. KGaA	115,178	3,612,988
GEA Group AG	41,298	1,752,262
Hannover Reuck SE	16,441	3,509,626
HeidelbergCement AG	39,484	3,199,513
HelloFresh AG (a)(c)	44,607	1,270,766
Henkel AG & Co. KGaA	28,331	1,979,267
Infineon Technologies AG	356,077	15,644,417
Knorr-Bremse AG	19,779	1,390,504
LEG Immobilien AG (a)	20,207	1,429,925
Mercedes-Benz Group AG (Germany)	233,364	18,637,132
Merck KGaA	35,240	6,191,672
MTU Aero Engines AG	14,605	3,409,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	38,200	14,389,508
Nemetschek SE	15,747	1,146,868
Puma AG	28,788	1,945,529
Rational AG	1,395	1,043,753
Rheinmetall AG	11,877	3,361,325
RWE AG	172,397	7,417,111
SAP SE	284,722	38,839,389
Scout24 AG (b)	20,450	1,353,134
Siemens AG	207,225	35,319,890
Siemens Energy AG (a)	141,662	2,397,106
Siemens Healthineers AG (b)	76,892	4,465,548
Symrise AG	36,206	3,954,847
Talanx AG	17,268	1,057,529
Telefonica Deutschland Holding AG	243,334	655,755
Volkswagen AG	8,043	1,285,398
Vonovia SE	195,302	4,550,535
Wacker Chemie AG	4,977	773,497
Zalando SE (a)(b)	61,085	2,108,917
TOTAL GERMANY		348,486,875
Hong Kong - 2.2%
AIA Group Ltd.	3,175,200	31,767,056
CK Asset Holdings Ltd.	538,925	3,109,621
CK Infrastructure Holdings Ltd.	172,000	909,744
CLP Holdings Ltd.	448,000	3,644,822
Futu Holdings Ltd. ADR (a)(c)	15,001	903,060
Hang Lung Properties Ltd.	491,000	761,787
Hang Seng Bank Ltd.	208,500	3,173,390
Henderson Land Development Co. Ltd.	396,021	1,224,168
HKT Trust/HKT Ltd. unit	1,033,000	1,217,258
Hong Kong & China Gas Co. Ltd.	3,053,074	2,611,138
Hong Kong Exchanges and Clearing Ltd.	328,460	13,721,457
Hongkong Land Holdings Ltd.	302,320	1,076,259
Jardine Matheson Holdings Ltd.	43,361	2,141,166
Link (REIT)	689,596	3,859,630
MTR Corp. Ltd.	422,690	1,943,022
New World Development Co. Ltd.	411,845	1,012,859
Power Assets Holdings Ltd.	377,500	1,974,894
Prudential PLC	750,701	10,424,483
Sino Land Ltd.	1,003,440	1,228,744
Sun Hung Kai Properties Ltd.	395,000	4,959,868
Swire Pacific Ltd. (A Shares)	118,000	982,716
Swire Properties Ltd.	319,000	797,612
Techtronic Industries Co. Ltd.	375,000	4,233,770
WH Group Ltd. (b)	2,274,000	1,241,127
Wharf Real Estate Investment Co. Ltd.	455,000	2,435,760
Xinyi Glass Holdings Ltd.	450,000	743,182
TOTAL HONG KONG		102,098,593
Ireland - 0.7%
AerCap Holdings NV (a)	45,252	2,887,530
AIB Group PLC	364,450	1,714,249
Bank of Ireland Group PLC	291,803	3,078,756
CRH PLC	201,877	12,025,997
Kerry Group PLC Class A	43,453	4,317,091
Kingspan Group PLC (Ireland)	42,154	3,383,428
Smurfit Kappa Group PLC	70,934	2,806,930
TOTAL IRELAND		30,213,981
Israel - 0.6%
Azrieli Group	11,573	658,499
Bank Hapoalim BM (Reg.)	346,289	3,077,999
Bank Leumi le-Israel BM	420,945	3,362,614
Check Point Software Technologies Ltd. (a)	26,342	3,482,676
Elbit Systems Ltd. (Israel)	7,255	1,541,119
Icl Group Ltd.	210,926	1,399,805
Israel Discount Bank Ltd. (Class A)	337,292	1,787,992
Mizrahi Tefahot Bank Ltd.	42,076	1,519,778
NICE Ltd. (a)	17,323	3,745,272
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	302,872	2,544,125
Tower Semiconductor Ltd. (a)	29,981	1,111,449
Wix.com Ltd. (a)	14,718	1,388,202
TOTAL ISRAEL		25,619,530
Italy - 2.1%
Amplifon SpA	33,949	1,149,296
Assicurazioni Generali SpA	276,337	5,888,274
Coca-Cola HBC AG	60,054	1,766,451
Davide Campari Milano NV	142,520	1,916,450
DiaSorin SpA	6,865	770,280
Enel SpA	2,217,680	15,291,344
Eni SpA	632,975	9,663,545
Ferrari NV (Italy)	34,369	11,011,632
FinecoBank SpA	166,498	2,583,956
Infrastrutture Wireless Italiane SpA (b)	91,629	1,150,017
Intesa Sanpaolo SpA	4,400,899	12,725,935
Mediobanca SpA	150,500	2,005,554
Moncler SpA	56,160	4,058,073
Nexi SpA (a)(b)	160,944	1,393,367
Poste Italiane SpA (b)	142,421	1,627,773
Prysmian SpA	69,456	2,768,299
Recordati SpA	28,508	1,471,626
Snam SpA	549,851	2,891,012
Telecom Italia SpA (a)	2,716,819	783,527
Terna - Rete Elettrica Nazionale	383,653	3,243,002
UniCredit SpA	502,717	12,728,924
TOTAL ITALY		96,888,337
Japan - 21.5%
Advantest Corp.	52,200	7,164,130
AEON Co. Ltd.	178,300	3,857,642
AGC, Inc.	55,830	2,015,555
Aisin Seiki Co. Ltd.	40,190	1,303,742
Ajinomoto Co., Inc.	122,800	4,779,416
Ana Holdings, Inc. (a)	43,600	1,043,838
Asahi Group Holdings	131,300	5,163,768
ASAHI INTECC Co. Ltd.	59,300	1,216,303
Asahi Kasei Corp.	342,100	2,331,327
Astellas Pharma, Inc.	493,400	7,214,668
Azbil Corp.	31,300	985,654
Bandai Namco Holdings, Inc.	163,400	3,691,474
BayCurrent Consulting, Inc.	36,000	1,160,988
Bridgestone Corp.	155,700	6,449,514
Brother Industries Ltd.	63,300	984,884
Canon, Inc.	272,800	7,050,620
Capcom Co. Ltd.	47,200	2,123,361
Central Japan Railway Co.	39,300	5,009,704
Chiba Bank Ltd.	144,500	1,014,390
Chubu Electric Power Co., Inc.	175,660	2,200,920
Chugai Pharmaceutical Co. Ltd.	183,100	5,449,284
Concordia Financial Group Ltd.	289,000	1,319,407
CyberAgent, Inc.	117,300	740,334
Dai Nippon Printing Co. Ltd.	59,720	1,695,491
Dai-ichi Mutual Life Insurance Co.	256,400	5,236,497
Daifuku Co. Ltd.	82,900	1,768,541
Daiichi Sankyo Kabushiki Kaisha	504,300	15,532,248
Daikin Industries Ltd.	71,900	14,538,090
Daito Trust Construction Co. Ltd.	16,900	1,816,336
Daiwa House Industry Co. Ltd.	163,500	4,438,456
Daiwa House REIT Investment Corp.	601	1,182,863
Daiwa Securities Group, Inc.	363,700	1,968,758
DENSO Corp.	118,200	8,209,568
Dentsu Group, Inc.	55,300	1,847,156
Disco Corp.	25,100	4,718,195
East Japan Railway Co.	82,400	4,664,304
Eisai Co. Ltd.	68,700	4,334,525
ENEOS Holdings, Inc.	785,600	2,846,085
FANUC Corp.	261,500	7,999,923
Fast Retailing Co. Ltd.	47,700	11,922,904
Fuji Electric Co. Ltd.	34,600	1,560,910
FUJIFILM Holdings Corp.	101,800	5,901,273
Fujitsu Ltd.	48,000	6,203,072
GLP J-REIT	1,221	1,202,419
GMO Payment Gateway, Inc.	11,500	875,848
Hakuhodo DY Holdings, Inc.	63,700	731,185
Hamamatsu Photonics K.K.	38,300	1,843,052
Hankyu Hanshin Holdings, Inc.	62,400	2,070,716
Hikari Tsushin, Inc.	5,500	814,571
Hirose Electric Co. Ltd.	8,130	1,028,072
Hitachi Construction Machinery Co. Ltd.	29,300	876,745
Hitachi Ltd.	255,800	16,718,296
Honda Motor Co. Ltd.	419,800	13,383,812
Hoshizaki Corp.	29,600	1,133,524
Hoya Corp.	97,300	11,305,444
Hulic Co. Ltd.	104,700	890,132
Ibiden Co. Ltd.	30,700	1,861,443
Idemitsu Kosan Co. Ltd.	56,823	1,198,250
Iida Group Holdings Co. Ltd.	43,200	757,477
INPEX Corp.	264,700	3,409,572
Isuzu Motors Ltd.	159,000	2,058,679
Itochu Corp.	324,100	13,099,322
ITOCHU Techno-Solutions Corp.	26,200	663,356
Japan Airlines Co. Ltd.	39,300	849,730
Japan Exchange Group, Inc.	136,900	2,382,146
Japan Post Bank Co. Ltd.	402,500	3,346,976
Japan Post Holdings Co. Ltd.	598,400	4,370,278
Japan Post Insurance Co. Ltd.	54,500	880,528
Japan Real Estate Investment Corp.	349	1,403,212
Japan Retail Fund Investment Corp.	1,906	1,306,259
Japan Tobacco, Inc.	327,200	7,251,689
JFE Holdings, Inc.	134,000	2,163,554
JSR Corp.	48,300	1,382,474
Kajima Corp.	115,300	1,820,292
Kansai Electric Power Co., Inc.	192,000	2,523,741
Kao Corp.	127,000	4,824,934
Kawasaki Kisen Kaisha Ltd.	37,600	1,131,713
KDDI Corp.	408,100	12,011,077
Keio Corp.	28,000	929,758
Keisei Electric Railway Co.	35,300	1,463,958
Keyence Corp.	53,100	23,798,236
Kikkoman Corp.	37,000	2,128,479
Kintetsu Group Holdings Co. Ltd.	49,400	1,656,679
Kirin Holdings Co. Ltd.	211,800	3,130,141
Kobayashi Pharmaceutical Co. Ltd.	13,860	761,659
Kobe Bussan Co. Ltd.	41,000	1,091,681
Koei Tecmo Holdings Co. Ltd.	32,060	548,061
Koito Manufacturing Co. Ltd.	57,000	1,045,925
Komatsu Ltd.	252,200	7,065,244
Konami Group Corp.	27,400	1,534,816
Kose Corp.	9,100	890,395
Kubota Corp.	276,000	4,160,419
Kurita Water Industries Ltd.	28,500	1,143,686
Kyocera Corp.	87,500	4,701,437
Kyowa Hakko Kirin Co., Ltd.	73,600	1,405,107
Lasertec Corp.	20,600	3,118,466
LIXIL Group Corp.	78,300	1,000,318
M3, Inc.	120,300	2,759,209
Makita Corp.	61,120	1,712,898
Marubeni Corp.	416,800	7,363,911
MatsukiyoCocokara & Co.	31,200	1,823,555
Mazda Motor Corp.	155,000	1,537,677
McDonald's Holdings Co. (Japan) Ltd.	23,600	928,971
Meiji Holdings Co. Ltd.	60,000	1,386,708
Minebea Mitsumi, Inc.	99,010	1,828,969
Misumi Group, Inc.	77,650	1,416,110
Mitsubishi Chemical Holdings Corp.	349,100	2,084,564
Mitsubishi Corp.	338,000	17,260,535
Mitsubishi Electric Corp.	526,900	7,596,190
Mitsubishi Estate Co. Ltd.	306,900	3,761,272
Mitsubishi Heavy Industries Ltd.	87,400	4,135,166
Mitsubishi UFJ Financial Group, Inc.	3,113,500	25,070,694
Mitsubishi UFJ Lease & Finance Co. Ltd.	240,000	1,585,604
Mitsui & Co. Ltd.	358,000	13,943,542
Mitsui Chemicals, Inc.	46,500	1,333,568
Mitsui Fudosan Co. Ltd.	245,700	5,040,421
Mitsui OSK Lines Ltd.	93,800	2,423,049
Mizuho Financial Group, Inc.	657,720	11,158,459
MonotaRO Co. Ltd.	68,400	834,656
MS&AD Insurance Group Holdings, Inc.	116,900	4,348,468
Murata Manufacturing Co. Ltd.	156,600	9,302,309
NEC Corp.	67,000	3,382,849
Nexon Co. Ltd.	106,510	2,029,279
NGK Insulators Ltd.	63,800	781,215
Nidec Corp.	113,800	6,796,702
Nintendo Co. Ltd.	283,300	12,815,007
Nippon Building Fund, Inc.	417	1,746,965
Nippon Express Holdings, Inc.	19,800	1,160,039
Nippon Paint Holdings Co. Ltd.	258,500	2,365,775
Nippon Prologis REIT, Inc.	600	1,226,022
Nippon Sanso Holdings Corp.	47,200	1,138,653
Nippon Shinyaku Co. Ltd.	14,400	582,417
Nippon Steel & Sumitomo Metal Corp.	220,300	5,026,491
Nippon Telegraph & Telephone Corp.	8,147,800	9,343,235
Nippon Yusen KK	132,200	3,204,060
Nissan Chemical Corp.	34,700	1,556,396
Nissan Motor Co. Ltd.	633,000	2,788,459
Nisshin Seifun Group, Inc.	53,900	668,327
Nissin Food Holdings Co. Ltd.	16,800	1,417,074
Nitori Holdings Co. Ltd.	21,800	2,674,720
Nitto Denko Corp.	40,800	2,896,566
Nomura Holdings, Inc.	793,500	3,282,690
Nomura Real Estate Holdings, Inc.	29,900	740,433
Nomura Real Estate Master Fund, Inc.	1,157	1,376,055
Nomura Research Institute Ltd.	105,220	2,989,818
NTT Data Corp.	172,100	2,389,791
Obayashi Corp.	177,000	1,635,444
OBIC Co. Ltd.	19,000	3,107,792
Odakyu Electric Railway Co. Ltd.	80,400	1,173,801
Oji Holdings Corp.	235,100	927,080
Olympus Corp.	328,000	5,340,822
OMRON Corp.	47,800	2,560,936
Ono Pharmaceutical Co. Ltd.	105,800	1,938,820
Open House Group Co. Ltd.	21,400	812,889
Oracle Corp. Japan	10,500	736,288
Oriental Land Co. Ltd.	297,500	11,396,865
ORIX Corp.	319,900	6,140,983
Osaka Gas Co. Ltd.	102,230	1,608,201
Otsuka Corp.	31,100	1,293,492
Otsuka Holdings Co. Ltd.	106,500	3,911,450
Pan Pacific International Holdings Ltd.	103,800	2,049,515
Panasonic Holdings Corp.	602,200	7,433,190
Persol Holdings Co. Ltd.	48,400	955,310
Rakuten Group, Inc.	407,300	1,589,233
Recruit Holdings Co. Ltd.	393,100	13,615,286
Renesas Electronics Corp. (a)	347,100	6,696,893
Resona Holdings, Inc.	583,520	3,176,311
Ricoh Co. Ltd.	149,600	1,328,644
ROHM Co. Ltd.	23,900	2,234,351
SBI Holdings, Inc. Japan	66,800	1,408,404
SCSK Corp.	42,600	707,430
Secom Co. Ltd.	57,300	3,839,601
Seiko Epson Corp.	78,700	1,290,323
Sekisui Chemical Co. Ltd.	99,600	1,511,520
Sekisui House Ltd.	168,000	3,423,414
Seven & i Holdings Co. Ltd.	205,500	8,512,364
SG Holdings Co. Ltd.	87,300	1,273,004
Sharp Corp. (a)	62,100	368,850
Shimadzu Corp.	64,600	1,957,548
SHIMANO, Inc.	21,100	3,180,344
SHIMIZU Corp.	150,400	1,035,616
Shin-Etsu Chemical Co. Ltd.	496,700	16,363,709
Shionogi & Co. Ltd.	71,200	2,983,854
Shiseido Co. Ltd.	109,100	4,777,654
Shizuoka Financial Group	121,700	1,014,986
SMC Corp.	15,600	8,130,883
SoftBank Corp.	783,200	8,697,051
SoftBank Group Corp.	280,600	14,272,001
Sompo Holdings, Inc.	85,300	3,771,991
Sony Group Corp.	343,900	32,211,822
Square Enix Holdings Co. Ltd.	23,400	1,082,948
Subaru Corp.	167,800	3,168,697
Sumco Corp.	95,500	1,389,555
Sumitomo Chemical Co. Ltd.	383,800	1,181,898
Sumitomo Corp.	307,100	6,577,399
Sumitomo Electric Industries Ltd.	194,800	2,492,082
Sumitomo Metal Mining Co. Ltd.	67,430	2,329,111
Sumitomo Mitsui Financial Group, Inc.	356,100	16,683,885
Sumitomo Mitsui Trust Holdings, Inc.	90,400	3,512,043
Sumitomo Realty & Development Co. Ltd.	77,900	2,084,050
Suntory Beverage & Food Ltd.	37,900	1,348,272
Suzuki Motor Corp.	100,400	4,020,517
Sysmex Corp.	45,700	3,091,853
T&D Holdings, Inc.	136,500	2,217,351
Taisei Corp.	46,300	1,752,868
Takeda Pharmaceutical Co. Ltd.	431,403	13,190,083
TDK Corp.	106,000	4,051,046
Terumo Corp.	183,500	5,999,076
TIS, Inc.	60,000	1,519,559
Tobu Railway Co. Ltd.	51,500	1,361,484
Toho Co. Ltd.	30,470	1,186,545
Tokio Marine Holdings, Inc.	491,400	11,299,737
Tokyo Electric Power Co., Inc. (a)	416,300	1,653,320
Tokyo Electron Ltd.	122,200	18,340,639
Tokyo Gas Co. Ltd.	106,700	2,418,778
Tokyu Corp.	144,800	1,836,654
Toppan, Inc.	66,700	1,566,874
Toray Industries, Inc.	378,100	2,113,416
Toshiba Corp.	112,200	3,619,202
Tosoh Corp.	70,890	925,085
Toto Ltd.	36,200	1,112,222
Toyota Industries Corp.	39,970	2,882,594
Toyota Motor Corp.	2,891,550	48,617,834
Toyota Tsusho Corp.	57,940	3,378,289
Trend Micro, Inc.	36,500	1,721,541
Unicharm Corp.	110,000	4,069,855
USS Co. Ltd.	56,100	971,246
Welcia Holdings Co. Ltd.	25,700	483,416
West Japan Railway Co.	59,900	2,460,167
Yakult Honsha Co. Ltd.	35,000	1,943,310
Yamaha Corp.	38,300	1,480,687
Yamaha Motor Co. Ltd.	81,200	2,374,386
Yamato Holdings Co. Ltd.	77,700	1,453,888
Yaskawa Electric Corp.	65,400	2,836,843
Yokogawa Electric Corp.	62,300	1,167,701
Z Holdings Corp.	728,500	2,026,783
ZOZO, Inc.	34,000	662,482
TOTAL JAPAN		978,869,880
Jordan - 0.0%
Hikma Pharmaceuticals PLC	45,129	1,209,872
Korea (South) - 0.1%
Delivery Hero AG (a)(b)	47,283	2,145,271
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	131,641	3,806,643
Eurofins Scientific SA	36,788	2,531,261
TOTAL LUXEMBOURG		6,337,904
Macau - 0.2%
Galaxy Entertainment Group Ltd. (a)	596,000	4,325,431
Sands China Ltd. (a)	662,000	2,525,292
TOTAL MACAU		6,850,723
Netherlands - 5.6%
ABN AMRO Bank NV GDR (Bearer) (b)	110,120	1,871,849
Adyen BV (a)(b)	5,917	10,982,043
AEGON NV	460,119	2,497,656
Akzo Nobel NV	46,469	3,972,966
Argenx SE (a)	15,181	7,645,751
ASM International NV (Netherlands)	12,783	6,082,262
ASML Holding NV (Netherlands)	109,921	78,732,984
Euronext NV (b)	23,364	1,778,944
EXOR NV	29,569	2,761,494
Ferrovial SE	140,049	4,641,074
Heineken Holding NV	31,413	2,574,852
Heineken NV (Bearer)	70,675	6,917,774
IMCD NV	15,539	2,356,894
ING Groep NV (Certificaten Van Aandelen)	986,909	14,405,582
JDE Peet's BV	34,269	1,033,905
Koninklijke Ahold Delhaize NV	266,032	9,169,758
Koninklijke KPN NV	880,630	3,186,345
Koninklijke Philips Electronics NV	253,812	5,272,597
NN Group NV	68,371	2,622,066
OCI NV	28,766	818,538
Randstad NV	30,094	1,762,947
Shell PLC (London)	1,867,129	56,588,526
Stellantis NV (Italy)	613,334	12,572,782
Universal Music Group NV	223,401	5,730,214
Wolters Kluwer NV	70,215	8,816,399
TOTAL NETHERLANDS		254,796,202
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	341,324	1,780,769
Fisher & Paykel Healthcare Corp.	157,971	2,410,705
Mercury Nz Ltd.	189,083	773,926
Meridian Energy Ltd.	352,158	1,234,705
Spark New Zealand Ltd.	510,218	1,641,523
Xero Ltd. (a)	39,130	3,212,121
TOTAL NEW ZEALAND		11,053,749
Norway - 0.6%
Aker BP ASA	86,167	2,408,583
DNB Bank ASA	253,638	5,226,842
Equinor ASA	259,754	7,945,481
Gjensidige Forsikring ASA	54,535	862,009
Kongsberg Gruppen ASA	24,172	1,047,965
Mowi ASA	119,851	2,107,877
Norsk Hydro ASA	366,693	2,401,628
Orkla ASA	204,788	1,618,090
Salmar ASA	19,788	914,324
Telenor ASA	190,789	2,042,477
TOTAL NORWAY		26,575,276
Portugal - 0.2%
Energias de Portugal SA	798,558	3,731,562
Galp Energia SGPS SA Class B	134,148	1,784,698
Jeronimo Martins SGPS SA	77,206	2,101,827
TOTAL PORTUGAL		7,618,087
Singapore - 1.6%
CapitaLand Ascendas REIT	916,989	1,937,762
CapitaLand Investment Ltd.	709,365	1,813,755
CapitaMall Trust	1,450,227	2,224,827
City Developments Ltd.	136,400	758,034
DBS Group Holdings Ltd.	493,905	12,725,088
Genting Singapore Ltd.	1,648,800	1,165,536
Grab Holdings Ltd. (a)(c)	509,336	1,950,757
Jardine Cycle & Carriage Ltd.	26,900	693,463
Keppel Corp. Ltd.	397,100	2,203,871
Mapletree Logistics Trust (REIT)	942,312	1,197,599
Mapletree Pan Asia Commercial Trust	642,800	797,609
Oversea-Chinese Banking Corp. Ltd.	923,264	9,234,376
Sea Ltd. ADR (a)	99,485	6,617,742
Seatrium Ltd. (a)	11,163,109	1,183,680
Singapore Airlines Ltd.	365,390	2,069,101
Singapore Exchange Ltd.	233,800	1,707,237
Singapore Technologies Engineering Ltd.	425,700	1,194,105
Singapore Telecommunications Ltd.	2,251,400	4,503,647
STMicroelectronics NV (France)	186,355	9,967,450
United Overseas Bank Ltd.	344,772	7,804,202
UOL Group Ltd.	126,691	669,778
Venture Corp. Ltd.	75,600	851,655
TOTAL SINGAPORE		73,271,274
South Africa - 0.2%
Anglo American PLC (United Kingdom)	346,475	10,654,726
Spain - 2.4%
Acciona SA	6,729	1,008,790
ACS Actividades de Construccion y Servicios SA	60,368	2,110,049
Aena SME SA (b)	20,445	3,268,487
Amadeus IT Holding SA Class A	122,825	8,807,706
Banco Bilbao Vizcaya Argentaria SA	1,644,135	13,032,033
Banco Santander SA (Spain)	4,486,293	18,179,724
CaixaBank SA	1,124,952	4,550,656
Cellnex Telecom SA (b)	154,095	6,292,536
Corp. ACCIONA Energias Renovables SA	17,947	564,751
EDP Renovaveis SA	69,865	1,334,304
Enagas SA	67,822	1,203,192
Endesa SA	86,577	1,854,805
Grifols SA (a)	81,327	1,193,744
Iberdrola SA	1,629,137	20,339,486
Industria de Diseno Textil SA	297,409	11,384,168
Naturgy Energy Group SA	34,347	1,047,588
Redeia Corp. SA	110,586	1,848,765
Repsol SA	361,887	5,525,081
Telefonica SA	1,417,064	6,037,778
TOTAL SPAIN		109,583,643
Sweden - 2.9%
Alfa Laval AB	78,991	2,955,859
ASSA ABLOY AB (B Shares)	273,288	6,570,634
Atlas Copco AB:
(A Shares)	732,578	10,406,919
(B Shares)	425,375	5,251,319
Beijer Ref AB (B Shares)	104,952	1,427,756
Boliden AB	74,578	2,197,013
Embracer Group AB (a)	208,176	598,340
Epiroc AB:
(A Shares)	179,722	3,588,264
(B Shares)	106,291	1,805,444
EQT AB	96,967	2,315,844
Ericsson (B Shares)	795,853	4,003,519
Essity AB (B Shares)	166,089	4,116,566
Evolution AB (b)	49,970	6,161,751
Fastighets AB Balder (a)	177,776	829,905
Getinge AB (B Shares)	62,369	1,162,190
H&M Hennes & Mauritz AB (B Shares)	179,223	3,014,491
Hexagon AB (B Shares)	566,109	5,488,887
Holmen AB (B Shares)	25,579	985,359
Husqvarna AB (B Shares)	114,409	1,123,287
Industrivarden AB:
(A Shares)	36,034	1,022,853
(C Shares)	41,546	1,176,553
Indutrade AB	74,503	1,563,470
Investment AB Latour (B Shares)	40,377	813,186
Investor AB:
(A Shares)	118,820	2,412,205
(B Shares)	472,103	9,640,384
Kinnevik AB (B Shares) (a)	66,177	903,094
L E Lundbergforetagen AB	20,728	913,289
Lifco AB	63,564	1,281,980
Nibe Industrier AB (B Shares)	413,222	3,719,092
Saab AB (B Shares)	21,834	1,150,774
Sagax AB	52,012	1,155,723
Sandvik AB	290,718	5,904,726
Securitas AB (B Shares)	134,091	1,140,864
Skandinaviska Enskilda Banken AB (A Shares)	440,610	5,338,939
Skanska AB (B Shares)	92,753	1,478,564
SKF AB (B Shares)	92,910	1,770,572
Svenska Cellulosa AB SCA (B Shares)	165,202	2,194,030
Svenska Handelsbanken AB (A Shares)	397,710	3,491,877
Swedbank AB (A Shares)	231,494	4,243,309
Swedish Orphan Biovitrum AB (a)	46,462	909,254
Tele2 AB (B Shares)	145,669	1,096,282
Telia Co. AB	669,088	1,438,427
Volvo AB:
(A Shares)	54,478	1,234,843
(B Shares)	411,577	9,073,039
Volvo Car AB (a)	162,494	802,714
TOTAL SWEDEN		129,873,390
Switzerland - 6.0%
ABB Ltd. (Reg.)	428,569	17,197,420
Adecco SA (Reg.)	43,627	1,771,495
Alcon, Inc. (Switzerland)	136,250	11,568,087
Bachem Holding AG (B Shares)	9,203	847,957
Baloise Holdings AG	12,488	1,930,374
Banque Cantonale Vaudoise	8,213	921,084
Barry Callebaut AG	973	1,822,039
BKW AG	5,759	1,030,881
Clariant AG (Reg.)	58,831	959,997
Compagnie Financiere Richemont SA Series A	142,331	22,919,974
DSM-Firmenich AG	47,658	5,266,197
Dufry AG (a)	26,878	1,385,124
Ems-Chemie Holding AG	1,913	1,592,613
Geberit AG (Reg.)	9,292	5,257,351
Givaudan SA	2,518	8,486,213
Helvetia Holding AG (Reg.)	10,120	1,494,703
Julius Baer Group Ltd.	58,296	4,128,963
Kuehne & Nagel International AG	14,816	4,628,036
Lindt & Spruengli AG	29	3,518,376
Lindt & Spruengli AG (participation certificate)	273	3,337,171
Logitech International SA (Reg.)	44,840	3,161,244
Lonza Group AG	20,305	11,763,186
Novartis AG	558,887	58,513,914
Partners Group Holding AG	6,188	6,939,813
Schindler Holding AG:
(participation certificate)	11,095	2,687,075
(Reg.)	6,409	1,481,629
SGS SA (Reg.)	40,872	3,957,608
Sig Group AG	83,387	2,227,988
Sika AG	39,822	12,361,465
Sonova Holding AG	14,175	3,941,789
Straumann Holding AG	30,435	5,030,910
Swatch Group AG (Bearer)	7,889	2,518,546
Swatch Group AG (Bearer) (Reg.)	14,353	860,801
Swiss Life Holding AG	8,405	5,328,002
Swiss Prime Site AG	20,918	2,024,516
Swisscom AG	7,062	4,538,209
Temenos Group AG	17,390	1,490,828
UBS Group AG	896,789	19,821,808
VAT Group AG (b)	7,362	3,124,450
Zurich Insurance Group Ltd.	41,025	19,796,250
TOTAL SWITZERLAND		271,634,086
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	55,366	11
United Kingdom - 11.0%
3i Group PLC	265,385	6,733,132
Abrdn PLC	545,822	1,624,415
Admiral Group PLC	57,876	1,581,318
Ashtead Group PLC	119,576	8,842,242
Associated British Foods PLC	95,668	2,516,898
AstraZeneca PLC (United Kingdom)	422,588	60,715,870
Auto Trader Group PLC (b)	250,469	2,077,284
Aviva PLC	759,491	3,785,707
BAE Systems PLC	832,558	9,956,612
Barclays PLC	4,239,322	8,412,142
Barratt Developments PLC	268,351	1,572,821
Berkeley Group Holdings PLC	29,363	1,637,703
BP PLC	4,824,735	29,934,842
British American Tobacco PLC (United Kingdom)	579,176	19,476,602
British Land Co. PLC	240,144	1,041,678
BT Group PLC	1,895,691	2,968,059
Bunzl PLC	92,084	3,412,923
Burberry Group PLC	103,125	2,942,040
Centrica PLC	1,550,375	2,746,745
CK Hutchison Holdings Ltd.	731,000	4,508,318
CNH Industrial NV	279,015	4,021,846
Coca-Cola European Partners PLC	56,087	3,555,355
Compass Group PLC	475,779	12,378,653
Croda International PLC	38,074	2,877,988
DCC PLC (United Kingdom)	26,925	1,558,740
Diageo PLC	614,785	26,830,626
Entain PLC	173,860	3,092,488
Halma PLC	103,517	2,970,493
Hargreaves Lansdown PLC	96,997	1,059,832
HSBC Holdings PLC (United Kingdom)	5,447,497	45,249,192
Imperial Brands PLC	239,368	5,655,176
Informa PLC	379,474	3,692,419
InterContinental Hotel Group PLC	47,272	3,493,742
Intertek Group PLC	44,005	2,463,388
J Sainsbury PLC	449,667	1,600,820
JD Sports Fashion PLC	706,654	1,430,157
Johnson Matthey PLC	50,022	1,156,165
Just Eat Takeaway.com NV (a)(b)	56,980	1,022,220
Kingfisher PLC	528,646	1,667,018
Land Securities Group PLC	192,079	1,595,871
Legal & General Group PLC	1,628,721	4,878,571
Lloyds Banking Group PLC	18,066,962	10,438,165
London Stock Exchange Group PLC	109,494	11,890,480
M&G PLC	611,399	1,573,986
National Grid PLC	1,002,695	13,290,552
NatWest Group PLC	1,563,592	4,908,182
Next PLC	33,290	3,011,097
Ocado Group PLC (a)	157,747	1,899,740
Pearson PLC	175,733	1,943,882
Persimmon PLC	87,090	1,295,379
Phoenix Group Holdings PLC	204,572	1,444,481
Reckitt Benckiser Group PLC	195,276	14,628,544
RELX PLC (London Stock Exchange)	518,845	17,462,636
Rentokil Initial PLC	687,115	5,602,848
Rolls-Royce Holdings PLC (a)	2,281,532	5,409,828
Sage Group PLC	279,270	3,356,785
Schroders PLC	219,783	1,295,495
Segro PLC	329,753	3,228,928
Severn Trent PLC	68,595	2,248,322
Smith & Nephew PLC	238,133	3,622,720
Smiths Group PLC	96,034	2,093,937
Spirax-Sarco Engineering PLC	20,116	2,872,015
SSE PLC	297,302	6,430,899
St. James's Place PLC	149,451	1,802,901
Standard Chartered PLC (United Kingdom)	656,289	6,294,965
Taylor Wimpey PLC	963,026	1,413,251
Tesco PLC	1,995,444	6,609,059
Unilever PLC	688,755	37,008,821
United Utilities Group PLC	185,932	2,383,772
Vodafone Group PLC	6,255,960	5,951,053
Whitbread PLC	55,100	2,474,233
Wise PLC (a)	167,636	1,672,034
WPP PLC	293,012	3,199,323
TOTAL UNITED KINGDOM		497,496,424
United States of America - 6.7%
CSL Ltd.	131,525	23,722,491
CyberArk Software Ltd. (a)	11,187	1,857,154
Experian PLC	250,620	9,685,357
GSK PLC	1,116,542	19,875,759
Haleon PLC	1,384,863	5,977,656
Holcim AG	151,143	10,503,143
James Hardie Industries PLC CDI	120,532	3,520,199
Monday.com Ltd. (a)	5,206	941,141
Nestle SA (Reg. S)	749,827	91,868,202
QIAGEN NV (Germany) (a)	62,096	2,911,910
Roche Holding AG:
(Bearer)	8,727	2,892,154
(participation certificate)	191,564	59,394,699
Sanofi SA	309,406	33,008,842
Schneider Electric SA	147,930	26,386,586
Swiss Re Ltd.	82,240	8,572,463
Tenaris SA	128,746	2,139,441
TOTAL UNITED STATES OF AMERICA		303,257,197
TOTAL COMMON STOCKS (Cost $3,250,396,302)		4,346,484,798

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	16,165	1,816,443
Dr. Ing. h.c. F. Porsche AG Series F (b)	31,050	3,796,310
Henkel AG & Co. KGaA	46,154	3,561,377
Porsche Automobil Holding SE (Germany)	41,752	2,463,614
Sartorius AG (non-vtg.)	7,146	2,948,742
Volkswagen AG	56,229	7,448,971

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,967,303)		22,035,457

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $1,591,565)	1,600,000	1,591,344

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	124,595,749	124,620,668
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	2,346,376	2,346,611
TOTAL MONEY MARKET FUNDS (Cost $126,967,279)		126,967,279

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $3,398,922,449)	4,497,078,878
NET OTHER ASSETS (LIABILITIES) - 1.0% (j)	47,155,780
NET ASSETS - 100.0%	4,544,234,658

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1,593	Sep 2023	175,691,970	4,582,270	4,582,270

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,969,029 or 1.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,591,344.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $3,418,808 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	13,901,145	1,356,722,813	1,246,003,290	1,895,807	-	-	124,620,668	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	11,418,997	41,181,148	50,253,534	113,010	-	-	2,346,611	0.0%
Total	25,320,142	1,397,903,961	1,296,256,824	2,008,817	-	-	126,967,279

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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